STOCKHOLDERS' EQUITY - Equity Incentive Plan (Details) - shares	1 Months Ended
	Oct. 31, 2007	Dec. 31, 2015
Common Stock
Stockholders' equity
Number of shares authorized	2,500,000
Stock available for future grant (in shares)		1,429,128
Stock options
Stockholders' equity
Expiration term	10 years
Stock options | Minimum
Stockholders' equity
Vesting period	0 years
Stock options | Maximum
Stockholders' equity
Vesting period	5 years
Incentive stock options | Minimum
Stockholders' equity
Exercise price of common stock as a percentage of fair market value	100.00%
Nonqualified options | Minimum
Stockholders' equity
Exercise price of common stock as a percentage of fair market value	85.00%
Restricted stock units
Stockholders' equity
Expiration term	5 years
Restricted stock units | Minimum
Stockholders' equity
Vesting period	0 years
Restricted stock units | Maximum
Stockholders' equity
Vesting period	4 years